BALANCE SHEET (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Class A Common stock subject to possible redemption, shares	12,564,103	12,704,007
Class A Common stock subject to possible redemption, redemption price per share (in dollars per share)	$ 10.00	$ 10.00
Class A common stock
Class A Common stock subject to possible redemption, shares		12,704,007
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	1,477,297	1,337,393
Common stock, shares outstanding	1,477,297	1,337,393
Common stock, shares subject to possible redemption	12,564,103	12,704,007
Class B common stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	3,392,500	3,392,500
Common stock, shares outstanding	3,392,500	3,392,500